Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($) Compensation_Methods Parties shares	Sep. 30, 2014 USD ($) shares	Sep. 30, 2013 USD ($) shares	Dec. 31, 2014	Oct. 24, 2011
Statement [Line Items]
Deferred Finance Costs, Net	$ 15,700	$ 19,000
Increase (Decrease) in Other Noncurrent Liabilities	$ 7,700	17,800
Number of Reporting Units	6
Number of compensation methods, software-as-a-service | Compensation_Methods	3
Issuance of common stock in connection with business and asset acquisitions (in shares) | shares	288,148
Acquisition-related transaction costs	$ 14,379	24,218	$ 29,685
Advertising costs incurred	32,100	49,400	52,100
Total comprehensive income (loss), net of taxes	(207,940)	(181,171)	(101,395)
Foreign currency transaction gains (losses)	$ 0	$ 900	$ (500)
Potentially dilutive common stock equivalent shares excluded from the computation of diluted net income (loss) per share | shares	10,700,000	10,900,000	13,600,000
Sales and marketing	$ 410,882	$ 424,544	$ 419,691
Minimum
Statement [Line Items]
Revenue recognition period	1 year
Discount rates used in reporting unit valuations	10.60%
Maximum
Statement [Line Items]
Revenue recognition period	5 years
Discount rates used in reporting unit valuations	15.20%
Healthcare Collaboration Agreement
Statement [Line Items]
Maximum buy-out payment at option date	$ 6,500	2,600
Intellectual Property Collaboration Agreements
Statement [Line Items]
Estimated future payments in year three		3,800
Number of parties to jointly own intellectual property | Parties	2
Research and development costs	$ 2,500	$ 19,700	$ 20,600
Sales and marketing	8,000
Prepaid Expense and Other Assets	$ 4,000
Intellectual Property Collaboration Agreements | Minimum
Statement [Line Items]
Term of collaboration agreements	2 years
Intellectual Property Collaboration Agreements | Maximum
Statement [Line Items]
Term of collaboration agreements	6 years
2.75% Convertible Debentures due November 1, 2031
Statement [Line Items]
Convertible debentures, interest rate	2.75%	2.75%		2.75%	2.75%
Intellectual Property
Statement [Line Items]
Issuance of common stock in connection with business and asset acquisitions (in shares) | shares		234,375	1,145,783
Valule of common shares issued under collaboration agreements		$ 3,800	$ 22,500